Money Market Fund

DELAWARE GROUP

Delaware Cash Reserve

1997

Semi-Annual Report

professional management

service and guidance

goals

DELAWARE
GROUP
--------

--------------------------------------------------------------------------------
OCTOBER 10, 1997

Dear Shareholder:

DELAWARE CASH RESERVE PROVIDED A TOTAL RETURN OF +2.43% FOR the six months ended September 30, 1997 (For A Class shares with dividends reinvested). Our results outpaced inflation for the first half of fiscal 1998, as shown below. The seven-day annualized yield for the Fund's A Class shares was 4.87% while the average maturity of securities in its portfolio was 44 days.

        Over the last six months, U.S. economic growth has remained robust and the unemployment rate has fallen to its lowest level since the early 1970s. Such a combination has historically led to higher inflation. Many economists believe sustained low unemployment leads employers to raise wages to attract workers, which, in turn, leads to higher prices as companies pass on greater labor costs to consumers. However, in the 1990s this scenario has not materialized as employers have found ways to improve productivity and keep a lid on costs through technology, relocation of production and other means.

        Since March, the Federal Reserve Board has not increased its target for short-term interest rates despite investor expectations to the contrary. Whatever unfolds in the months ahead, Delaware Cash Reserve's management will constantly monitor interest rate trends as part of our effort to provide you with a competitive level of income while striving to preserve capital.
        Thank you for investing with Delaware Group.

Sincerely,


/s/ Wayne A. Stork
------------------
Wayne A. Stork
CHAIRMAN

CUMULATIVE RETURN
-------------------------------------------------------------
APRIL 1, 1997 - SEPTEMBER 30, 1997
-------------------------------------------------------------
Delaware Cash Reserve A Class                         +2.43%
-------------------------------------------------------------
U.S. Consumer Price Index (Inflation)                 +1.10%
Lipper Money Market Fund Average (308 funds)          +2.44%
-------------------------------------------------------------

ALL ABOVE PERFORMANCE ASSUMES REINVESTMENT OF DIVIDENDS. THE U.S. CONSUMER PRICE INDEX IS CALCULATED BY THE U.S. GOVERNMENT AND REPRESENTS THE CHANGE IN THE PRICE OF GOODS AND SERVICES FOR ALL URBAN CONSUMERS. PERFORMANCE INFORMATION FOR ALL FUND CLASSES CAN BE FOUND ON PAGE 4.

                           2  1997 SEMI-ANNUAL REPORT

Portfolio Manager's Review

U.S. money markets have been stable over the past six months, as the Federal Reserve Board has repeatedly deferred a hike in the federal funds rate (the interest rate banks charge each other for overnight loans). The Fed's forbearance in the face of strong economic growth can be attributed to the nation's continued low inflation rate. Without a clear threat from rising prices, the Fed has

WE POSITION THE FUND TO MAXIMIZE INCOME AND MINIMIZE RISK TO PRINCIPAL.

found it unnecessary to increase short-term interest rates, a step usually taken to rein in an expanding economy and quell inflation. In our opinion, the Fed's current monetary policy is unlikely to change in the coming months.

        Over the last two quarters, the average maturity of the assets held in Delaware Cash Reserve has fluctuated between 39 and 65 days. We attempt to maximize income and minimize risk to principal.

        Money-market interest rates were exceptionally stable during the first half of fiscal 1998. In addition, there was no yield advantage normally associated with buying securities that have longer maturities. (Government regulations allow your Fund to have an average maturity of up to 90 days). In our opinion, yields are likely to remain relatively stable for the balance for calendar 1997, assuming inflation remains benign.

        Delaware Cash Reserve invests in high quality money market instruments. All the commercial paper (short-term obligations of corporations) held by the Fund carry ratings that reflect the highest quality available from Standard & Poors and Moody's Investors Services, two nationally recognized securities ratings firms.

      We are pleased to report that the Fund's returns remained comfortably above inflation during the first half of fiscal 1998, enabling you to maintain the purchasing power of your investment dollars. While the future can not be guaranteed, we are optimistic about inflation remaining low in the months ahead and confident that your Fund can remain an attractive short-term investment.

Gary A. Reed
SENIOR PORTFOLIO MANAGER
October 31, 1997


YOUR FUND'S PORTFOLIO COMPOSITION
As of September 30, 1997

Commercial Paper               54.5%
Certificates of Deposit         7.9%
Floating Rate Notes             7.0%
Short-Term Time Deposits       14.5%
Bank and Term Notes             5.0%
Other                          11.1%

                      1997 SEMI-ANNUAL REPORT  3

KEEPING AHEAD OF INFLATION

Delaware Cash Reserve A Class Yield vs. U.S. Consumer Price Index (CPI) September 30, 1992, to September 30, 1997
--------------------------------------------------------------------------------

 Delaware Cash          Consumer
Reserve A Class        Price Index
---------------        -----------
 Mar-97  2.80%            4.69%
 Sep-96  3.00%            4.59%
 Mar-96  2.80%            4.49%
 Sep-95  2.50%            4.91%
 Mar-95  2.90%            5.13%
 Sep-94  3.00%            3.89%
 Mar-94  2.50%            2.50%
 Oct-93  2.80%            2.23%
 Sep-93  2.70%            2.23%
 Apr-93  3.20%            2.14%
 Mar-93  3.10%            2.32%
 Sep-92  3.00%            2.78%

Your Fund's yield advantage over inflation grew during the six months ended September 30, 1997.


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE U.S. CONSUMER PRICE INDEX REPRESENTS AVERAGE ANNUALIZED CONSUMER INFLATION AS CALCULATED BY THE U.S. GOVERNMENT. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. YIELD AND PERFORMANCE OF OTHER FUND CLASSES VARY DUE TO DIFFERENT CHARGES AND EXPENSES.

DELAWARE CASH RESERVE PERFORMANCE
--------------------------------------------------------------------------------
RETURNS THROUGH SEPTEMBER 30, 1997

---------------------------------------------------------------------------------------------------------
                                        LIFETIME     TEN YEARS   FIVE YEARS  ONE YEAR    SEVEN-DAY YIELD
---------------------------------------------------------------------------------------------------------
Class A (Est. 6/30/78)                   +7.73%       +5.32%      +3.92%      +4.78%         4.87%
Consultant Class (Est. 3/10/88)          +7.59%       +5.05%      +3.66%      +4.52%         4.62%
---------------------------------------------------------------------------------------------------------
Class B (Est. 5/2/94)
        Excluding Sales Charge           +3.61%                               +3.74%         3.87%
        Including Sales Charge           +2.79%                               -0.26%
---------------------------------------------------------------------------------------------------------
Class C (Est. 11/29/95)
        Excluding Sales Charge           +3.69%                               +3.74%         3.87%
        Including Sales Charge           +3.69%                               +2.74%
---------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND YIELD FLUCTUATE. ALL PERFORMANCE REFLECTS REINVESTMENT OF DIVIDENDS. MONEY MARKET FUNDS STRIVE TO MAINTAIN A NET ASSET VALUE OF $1 A SHARE. HOWEVER, THERE IS NO GUARANTEE THAT THIS GOAL WILL BE MET.

CLASS A SHARES ARE AVAILABLE WITHOUT SALES CHARGES OR ANY 12B-1 FEE. CONSULTANT CLASS PERFORMANCE AFTER MARCH 31, 1988 REFLECTS THE IMPACT OF A 12B-1 FEE.

CLASS B SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE SUBJECT TO A DEFERRED SALES CHARGE IF REDEEMED BEFORE THE END OF THE SIXTH YEAR.

CLASS C SHARES ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE AND WILL BE SUBJECT TO A DEFERRED SALES CHARGE OF UP TO 1% IF REDEEMED WITHIN THE FIRST 12 MONTHS.

DELAWARE CASH RESERVE CLASSES B AND C ARE AVAILABLE ONLY AS PART OF AN OVERALL INVESTMENT PROGRAM USING OTHER CLASS B OR CLASS C FUNDS. DIRECT INVESTMENT INTO DELAWARE CASH RESERVE CLASS B MAY BE MADE ONLY WHEN ESTABLISHING A WEALTH BUILDER PLAN. LIFETIME PERFORMANCE "EXCLUDING SALES CHARGE" FOR THESE CLASSES ASSUMES INVESTMENT WAS NOT REDEEMED.

                       4    1997 SEMI-ANNUAL REPORT

Financial Statements
DELAWARE GROUP CASH RESERVE, INC.* --
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997
(UNAUDITED)

------------------------------------------------------------------------------------
                                                     PRINCIPAL               MARKET
                                                       AMOUNT                VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER - 54.53%
FINANCIAL SERVICES - 27.02%
ABN-AMRO North American Financial,
 Chicago 5.52% 11/10/97  .................         $ 10,000,000         $  9,938,667
Abbey National N.A. 5.64% 10/01/97 .......           10,000,000           10,000,000
Abbey National N.A. 5.72% 10/14/97 .......            8,000,000            7,983,476
Allianz Of America Financal 5.53% 10/15/97            6,590,000            6,575,828
Commonwealth Bank of Australia
 5.50% 12/04/97  .........................            5,000,000            4,951,111
Commonwealth Bank of Australia
 5.54% 01/09/98  .........................           10,000,000            9,846,111
General Electric Capital Corporation
 5.47% 11/14/97  .........................           10,000,000            9,933,144
General Electric Capital Corporation
 5.52% 11/17/97  .........................            9,000,000            8,935,140
General Electric Capital Corporation
 5.54% 11/19/97  .........................            4,000,000            3,969,838
General Re Corporation 5.50% 12/18/97 ....           10,000,000            9,880,833
International-Nederlanden
 U.S. Insurance Holdings 5.50% 11/12/97 ..           18,950,000           18,828,314
International-Nederlanden
 U.S. Insurance Holdings 5.61% 10/01/97 ..           10,000,000           10,000,000
Met Life Funding 5.52% 11/05/97 ..........            9,000,000            8,951,700
Panasonic Finance 5.50% 10/07/97 .........            6,000,000            5,994,500
Teco Finance Inc. 5.50% 12/04/97 .........            4,000,000            3,960,889
USAA Capital Corporation 5.48% 10/14/97 ..            5,265,000            5,254,581
USAA Capital Corporation 5.55% 10/02/97 ..           10,000,000            9,998,458
West Deutsche Landesbank Girozentrale
 5.52% 12/17/97  .........................            9,000,000            8,893,740
West Deutsche Landesbank Girozentrale
 5.56% 10/01/97  .........................           10,000,000           10,000,000
                                                                         -----------
Total Financial Services .................                               163,896,330
                                                                         -----------
INDUSTRIAL - 13.47%
Campbell Soup 5.50% 05/11/98 .............           10,000,000            9,660,833
DuPont (E.I.) DeNemours 5.54% 12/02/97 ...            9,500,000            9,409,359
Golden Peanut Co. 5.51% 11/21/97 .........            3,000,000            2,976,583
Golden Peanut Co. 5.54% 12/04/97 .........            2,000,000            1,980,302
Henkel 5.53% 11/04/97  ...................           10,000,000            9,947,772
Hershey Foods 5.47% 10/21/97 .............            9,500,000            9,471,131
Hershey Foods 5.47% 11/03/97 .............            8,500,000            8,457,380
Hershey Foods 5.49% 12/03/97 .............           10,000,000            9,903,925
Schering-Plough 5.70% 10/21/97 ...........           10,000,000            9,968,333
Zeneca Wilmington 5.52% 11/21/97 .........           10,000,000            9,921,800
                                                                          ----------
Total Industrial .........................                                81,697,418
                                                                          ----------

------------------
*This fund is known and does business as Delaware Cash Reserve.

Financial Statements
DELAWARE GROUP CASH RESERVE, INC.* --
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997
(UNAUDITED)

------------------------------------------------------------------------------------
                                                     PRINCIPAL               MARKET
                                                       AMOUNT                VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
MORTGAGE BANKERS & BROKERS - 14.04%
Bear Stearns Cos 5.51% 10/06/97 ..........         $ 10,000,000         $  9,992,347
Bear Stearns Cos 5.52% 11/03/97 ..........            9,000,000            8,954,460
CS First Boston 5.50% 11/04/97 ...........            7,000,000            6,963,639
CS First Boston 5.52% 11/19/97 ...........            5,000,000            4,962,433
CS First Boston 5.70% 10/21/97 ...........           10,000,000            9,968,333
Merrill Lynch 5.52% 12/15/97 .............           10,000,000            9,885,000
Morgan, J.P. & Co. 5.50% 10/27/97 ........            9,535,000            9,497,125
Morgan Stanley Dean Witter Discover
 5.50% 10/14/97  .........................           10,000,000            9,980,139
Morgan Stanley Dean Witter Discover
 5.51% 10/07/97  .........................           10,000,000            9,990,817
Morgan Stanley Dean Witter Discover
 5.52% 11/18/97  .........................            5,000,000            4,963,200
                                                                         -----------
Total Mortage Bankers & Brokers ..........                                85,157,493
                                                                         -----------
Total Commercial Paper ...................                               330,751,241
                                                                         -----------
CERTIFICATES OF DEPOSIT - 7.91%
EURO-CERTIFICATES OF DEPOSITS - 1.65%
Toronto-Dominion 5.59% 10/23/97 ..........           10,000,000           10,000,121
                                                                         -----------
Total Euro Certificates of Deposit .......                                10,000,121
                                                                         -----------
YANKEE CERTIFICATES OF DEPOSITS - 6.26%
ABN-AMRO North American Financial, Chicago
 6.03% 06/11/98  .........................            5,000,000            5,000,298
Bank of Nova Scotia, Portland
 5.59% 11/26/97  .........................           10,000,000           10,000,153
Canadian Imperial Bank Company, New York
 5.57% 11/19/97  .........................            5,000,000            4,999,711
Landesbank Hessen-Thuringen, New York
 5.94% 06/19/98  .........................            8,000,000            7,995,844
Wilmington Trust 5.64% 11/12/97 ..........           10,000,000           10,000,000
                                                                         -----------
Total Yankee Certificates of Deposit .....                                37,996,006
                                                                         -----------
Total Certificates of Deposit ............                                47,996,127
                                                                         -----------

                             1997 semi-annual report  5

Delaware Group Cash Reserve Inc.
Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                            PRINCIPAL               MARKET
                                                              AMOUNT                VALUE
---------------------------------------------------------------------------------------------

+FLOATING RATE NOTES - 7.01%
CS First Boston-Floating Rate Medium Term Note
 5.67% 07/22/98  .................................         $  5,000,000         $  5,000,000
Federal Farm Credit Bank-Medium Term
 Note 5.55% 02/20/98  ............................            8,000,000            7,998,179
Key Bank New York-Floating Rate Note
 5.85% 10/02/98  .................................           11,500,000           11,506,203
Merrill Lynch- Floating Rate Note
 5.82% 04/06/98  .................................           10,000,000           10,000,000
Student Loan Marketing Association-Medium
 Term Note 5.21% 10/03/97  .......................            8,000,000            7,999,975
                                                                                ------------
Total Floating Rate Notes ........................                                42,504,357
                                                                                ------------
SHORT-TERM TIME DEPOSITS - 14.52%
Bayerische Hypo, New York 6.50% 10/01/97 .........           25,000,000           25,000,000
Branch Bank & Trust, Caymen Islands
 6.38% 10/01/97  .................................           13,076,000           13,076,000
Den Danske Bank, New York
 6.50% 10/01/97  .................................           25,000,000           25,000,000
Norddeutsche Landesbank, New York
 6.38% 10/01/97  .................................           25,000,000           25,000,000
                                                                                ------------
Total Short-Term Time Deposits ...................                                88,076,000
                                                                                ------------
MISCELLANEOUS INVESTMENTS - 4.94%
Bank of America-Bank Note 5.52% 11/21/97 .........            6,000,000            5,999,510
Bank of America-Bank Note 5.58% 10/21/97 .........           10,000,000           10,000,055
Eli Lilly-Medium Term Note 6.13% 11/06/97 ........            6,000,000            6,001,168
Northern Trust-Bank Note 5.96% 06/17/98 ..........            8,000,000            7,997,830
                                                                                ------------
Total Miscellaneous Investments ..................                                29,998,563
                                                                                ------------
TOTAL MARKET VALUE OF SECURITIES OWNED
 (cost $539,326,288) - 88.91%  ...................                              $539,326,288
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 11.09%  ....................                                67,253,936
                                                                                ------------
NET ASSETS APPLICABLE TO 566,851,449 DELAWARE CASH
 RESERVE A CLASS SHARES, 6,154,941 DELAWARE CASH
 RESERVE B CLASS SHARES, 2,439,883 DELAWARE CASH
 RESERVE C CLASS SHARES, 31,133,951 DELAWARE CASH
 RESERVE CONSULTANT SHARES OUTSTANDING; EQUIVALENT
 TO $1.00 PER SHARE - 100.00%  ...................                              $606,580,224
                                                                                ------------

---------------------
+For Floating Rate Notes, the interest rate shown is the rate as of September
 30, 1997, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                       See accompanying notes

DELAWARE GROUP CASH RESERVE, INC. --
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments at market (cost $539,326,288) .....         $539,326,288
Subscriptions receivable ......................           69,920,094
Dividends and interest receivable .............            1,640,000
Cash ..........................................                  747
Other assets ..................................               18,448
                                                        ------------
 Total assets .................................          610,905,577
                                                        ------------
LIABILITIES:
Liquidations payable ..........................            3,741,386
Other accounts payable and accrued expenses ...              583,967
                                                        ------------
 Total liabilities ............................            4,325,353
                                                        ------------
TOTAL NET ASSETS ..............................         $606,580,224
                                                        ============
                           See accompanying notes

                         6   1997 semi-annual report

DELAWARE GROUP CASH RESERVE, INC. --
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest .....................................                                $16,589,285
                                                                              -----------
EXPENSES:
Management fees ($1,449,909) and directors'
 fees ($10,933)  .............................           1,460,842
Dividend disbursing and transfer agent
 fees and expenses ...........................             725,783
Accounting fees and salaries .................             156,204
Distribution expense .........................             100,767
Professional fees ............................              25,500
Registration fees ............................              18,390
Reports and statements to shareholders .......              17,096
Custodian fees ...............................              13,055
Taxes (other than taxes on income) ...........                 277
Other ........................................              12,129
                                                         ---------
                                                                                2,530,043
                                                                              -----------
NET INVESTMENT INCOME ........................                                 14,059,242
                                                                              -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ....................                                $14,059,242
                                                                              ===========



                         See accompanying notes

DELAWARE GROUP CASH RESERVE, INC. --
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                 YEAR
                                                        ENDED                   ENDED
                                                       9/30/97                 3/31/97
                                                      UNAUDITED
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS:
Net investment income .................         $    14,059,242           $    26,570,901
                                                ---------------           ---------------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
 Delaware Cash Reserve A Class ........             (13,283,924)              (25,574,118)
 Delaware Cash Reserve B Class ........                (152,686)                 (204,095)
 Delaware Cash Reserve C Class ........                 (44,453)                  (31,607)
 Delaware Cash Reserve Consultant Class                (578,179)                 (761,081)
                                                ---------------           ---------------
                                                    (14,059,242)              (26,570,901)
                                                ---------------           ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Delaware Cash Reserve A Class ........           1,471,895,066             1,641,997,821
 Delaware Cash Reserve B Class ........              27,207,431                26,424,821
 Delaware Cash Reserve C Class ........               3,465,503                 5,457,412
 Delaware Cash Reserve Consultant Class             176,239,611               193,065,655
Net asset value of shares issued upon
 reinvestment of dividends from net
 investment income
 Delaware Cash Reserve A Class ........              12,355,330                24,611,275
 Delaware Cash Reserve B Class ........                 113,528                   186,993
 Delaware Cash Reserve C Class ........                  38,490                    30,039
 Delaware Cash Reserve Consultant Class                 506,324                   728,644
                                                ---------------           ---------------
                                                  1,691,821,283             1,892,502,660
                                                ---------------           ---------------
Cost of shares repurchased:
 Delaware Cash Reserve A Class ........          (1,512,275,949)           (1,657,217,020)
 Delaware Cash Reserve B Class ........             (34,153,844)              (21,751,102)
 Delaware Cash Reserve C Class ........              (3,862,657)               (2,992,976)
 Delaware Cash Reserve Consultant Class            (169,080,122)             (190,670,002)
                                                ---------------           ---------------
                                                 (1,719,372,572)           (1,872,631,100)
Increase (Decrease) in net assets
 derived from capital share transactions            (27,551,289)               19,871,560
                                                ---------------           ---------------

NET INCREASE (DECREASE) IN
 NET ASSETS ...........................             (27,551,289)               19,871,560
                                                ---------------           ---------------

NET ASSETS:
Beginning of period ...................             634,131,513               614,259,953
                                                ---------------           ---------------
End of period .........................         $   606,580,224           $   634,131,513
                                                ===============           ===============

                          See accompanying notes

                          1997 SEMI-ANNUAL REPORT   7

DELAWARE GROUP CASH RESERVE, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware Cash Reserve Class A
                                              ----------------------------------------------------------------------
                                              Six Months(1)    Year        Year        Year     Year          Year
                                                 Ended        Ended       Ended       Ended     Ended         Ended
                                                9/30/97      3/31/97     3/31/96     3/31/95   3/31/94       3/31/93
                                              (Unaudited)
Net asset value, beginning of period            $1.0000     $ 1.0000    $ 1.0000    $ 1.0000   $1.0000      $ 1.0000

Income from investment operations:
 Net investment income ...................       0.0241       0.0452      0.0490      0.0394    0.0227        0.0283
                                                -------     --------    --------    --------   -------      --------
 Net increase in net assets from
  investment operations ..................       0.0241       0.0452      0.0490      0.0394    0.0227        0.0283
                                                -------     --------    --------    --------   -------      --------
Less dividends and distributions:
 Dividends from net investment income           (0.0241)     (0.0452)    (0.0490)    (0.0394)  (0.0227)      (0.0283)
                                                -------     --------    --------    --------   -------      --------
 Total dividends and distributions .......      (0.0241)     (0.0452)    (0.0490)    (0.0394)  (0.0227)      (0.0283)
                                                -------     --------    --------    --------   -------      --------

Net asset value, end of period ...........      $1.0000     $ 1.0000    $ 1.0000    $ 1.0000   $1.0000      $ 1.0000
                                                =======     ========    ========    ========   =======      ========
Total return .............................        2.43%        4.61%       5.01%       4.01%     2.28%         2.87%

Ratios and supplemental data:
 Net assets, end of period (000 omitted)       $566,851     $594,877    $585,485    $605,993   $699,112     $672,034
 Ratio of expenses to average net assets          0.83%        0.88%       0.95%       1.01%      1.00%        0.90%
 Ratio of net investment income to average
  net assets .............................        4.80%        4.52%       4.90%       3.91%      2.27%        2.88%

------------------
(1)Ratios have been annualized and total return has not been annualized.

                             8   1997 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                               Delaware Cash Reserve Class B            Delaware Cash Reserve Class C
                                      ---------------------------------------------------------------------------------
                                      Six Months(1)    Year        Year      Period    Six Months(1) Year      Period
                                         Ended         Ended      Ended      9/6/94(2)    Ended      Ended    11/29/95(3)
                                         9/30/97      3/31/97     3/31/96      to       9/30/97     3/31/97      to
                                       (Unaudited)                           3/31/95   (Unaudited)             3/31/96
Net asset value, beginning of period .  $1.0000      $ 1.0000     $1.0000    $1.0000     $1.0000    $1.0000    $1.0000

Income from investment operations:
 Net investment income ...............   0.0191        0.0352      0.0390     0.0279      0.0191     0.0351     0.0124
                                        -------      --------     -------    -------     -------    -------    -------
 Net increase in net assets from
 investment operations ...............   0.0191        0.0352      0.0390     0.0279      0.0191     0.0351     0.0124
                                        -------      --------     -------    -------     -------    -------    -------
Less dividends and distributions:
 Dividends from net investment income   (0.0191)      (0.0352)    (0.0390)   (0.0279)    (0.0191)   (0.0351)   (0.0124)
                                        -------      --------     -------    -------     -------    -------    -------
 Total dividends and distributions ...  (0.0191)      (0.0352)    (0.0390)   (0.0279)    (0.0191)   (0.0351)   (0.0124)
                                        -------      --------     -------    -------     -------    -------    -------

Net asset value, end of period ....... $ 1.0000       $1.0000     $1.0000    $1.0000     $1.0000    $1.0000    $1.0000
                                        =======      ========     =======    =======     =======    =======    =======
Total return(4).......................    1.92%         3.58%       3.97%      3.10%       1.92%      3.58%      1.24%

Ratios and supplemental data:
 Net assets, end of period
 (000 omitted) .......................  $ 6,155       $12,988     $ 8,127    $ 1,088     $ 2,440    $ 2,799    $   304
Ratio of expenses to average
 net assets ..........................    1.83%         1.88%       1.95%      2.01%       1.83%      1.88%      1.95%
Ratio of net investment income to
 average  net assets .................    3.80%         3.52%       3.90%      2.91%       3.80%      3.52%      3.90%

--------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of initial public offering; ratios and total return have been annualized.
(3) Date of initial public offering; ratios and total return has not been annualized.
(4) Does not include contingent deferred sale charge, which varies from 1%-4% for Delaware Cash Reserve B Class and 1% for Delaware Cash Reserve C Class, depending upon the holding period.


                        10     1997 SEMI-ANNUAL REPORT

                                                            DELAWARE CASH RESERVE CONSULTANT CLASS
                                          ---------------------------------------------------------------------
                                          Six Months(1)   Year        Year        Year        Year        Year
                                             Ended       Ended        Ended      Ended        Ended       Ended
                                            9/30/97      3/31/97     3/31/96     3/31/95     3/31/94     3/31/93
                                          (Unaudited)
Net asset value, beginning of period ...... $1.0000      $1.0000     $1.0000     $1.0000     $1.0000    $ 1.0000

Income from investment operations:
 Net investment income ....................  0.0228       0.0427      0.0465      0.0369      0.0202      0.0259
                                            -------      -------     -------     -------     -------    --------
 Net increase in net assets from
  investment operations ...................  0.0228       0.0427      0.0465      0.0369      0.0202      0.0259
                                            -------      -------     -------     -------     -------    --------
Less dividends and distributions:
 Dividends from net investment income ..... (0.0228)     (0.0427)    (0.0465)    (0.0369)    (0.0202)    (0.0259)
                                            -------      -------     -------     -------     -------    --------
 Total dividends and distributions ........ (0.0228)     (0.0427)    (0.0465)    (0.0369)    (0.0202)    (0.0259)
                                            -------      -------     -------     -------     -------    --------

Net asset value, end of period ............ $1.0000      $1.0000     $1.0000     $1.0000     $1.0000    $ 1.0000
                                            =======      =======     =======     =======     =======    ========

Total return ..............................   2.31%        4.36%       4.75%       3.75%       2.04%       2.62%

Ratios and supplemental data:
 Net assets, end of period (000
  omitted) ................................ $31,134      $23,468     $20,344     $18,386     $22,561     $13,191
 Ratio of expenses to average net
  assets ..................................   1.08%        1.13%       1.20%       1.26%       1.25%       1.15%
 Ratio of net investment income to
  average net assets ......................   4.55%        4.27%       4.65%       3.66%       2.02%       2.63%

-------------------
(1) Ratios have been annualized and total return has not been annualized.

                                 See accompanying notes

                             10    1997 SEMI-ANNUAL REPORT

DELAWARE GROUP CASH RESERVE, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

Delaware Group Cash Reserve, Inc. (The "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers four classes of shares. The Cash Reserve Class A and the Cash Reserve Consultant Class have no sales charge. The Cash Reserve Class B carries a back-end deferred sales charge and the Cash Reserve Class C carries a level load deferred sales charge. The Fund's objective is to seek to provide current income by investing in high-quality money market instruments with maturities of no more than 13 months. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Securities are valued at amortized cost which approximates market value. Security transactions are recorded on the date the securities are purchased or sold (trade date).

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Premiums and discounts are amortized on a pro-rata basis and included in interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC) the Investment Manager of the Fund, an annual fee which is calculated daily at the following rates: 0.50% of the first $500 million of average daily net assets of the Fund, 0.475% on the next $250 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.375% on the next $250 million, 0.325% on the next $250 million, 0.3% on the next $250 million and 0.275% on the average daily net assets over $2 billion, less the fees paid to the unaffiliated directors. At September 30, 1997, the Fund had a liability for Investment Management Fees and other expenses payable to DMC of $79,383.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing, accounting and transfer agent for the Fund. For the period ended September 30, 1997, the Fund expensed $725,783 for dividend disbursing and transfer agent services and $105,596 for accounting services. At September 30, 1997, the Fund had a liability for such fees and other expenses payable to DSC for $19,991.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Consultant Class and 1.00% of the average daily net assets of the B and C Class.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Capital Stock
Transactions in Capital Stock shares of the Fund were as follows:

                                           SIX MONTHS
                                             ENDED       YEAR ENDED
                                            9/30/97       3/31/97
                                         -------------  ------------

Shares sold:
 Delaware Cash Reserve A Class .......   1,471,895,066   863,751,720
 Delaware Cash Reserve B Class .......      27,207,431    13,054,027
 Delaware Cash Reserve C Class .......       3,465,503       664,891
 Delaware Cash Reserve Consultant Class    176,239,611   162,437,882

Shares issued upon reinvestment of
 dividends from net investment income:
 Delaware Cash Reserve A Class .......      12,355,330    27,828,422
 Delaware Cash Reserve B Class .......         113,528        68,533
 Delaware Cash Reserve C Class .......          38,490         1,592
 Delaware Cash Reserve Consultant Class        506,324       803,490
                                         ------------- -------------
                                         1,691,821,283 1,068,610,557
                                         ------------- -------------

Shares repurchased:
 Delaware Cash Reserve A Class ....... (1,512,275,949)  (912,087,916)
 Delaware Cash Reserve B Class .......    (34,153,844)    (6,083,457)
 Delaware Cash Reserve C Class .......     (3,862,657)      (362,411)
 Delaware Cash Reserve Consultant Class  (169,080,122)  (161,283,826)
                                       -------------- --------------
                                       (1,719,372,572)(1,079,817,610)
                                       -------------- --------------

Net Decrease .........................    (27,551,289)   (11,207,053)
                                       ============== ==============

                         1997 SEMI-ANNUAL REPORT   11

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF DELAWARE CASH RESERVE SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH SETS FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN THE FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING, DIVIDEND DISBURSING AND
TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS
REPRESENTATIVES
1.800.659.2265

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan: however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

Copy Rights Delaware Distributors, L.P.

DELAWARE
GROUP
--------

Printed in the USA on
recycled paper

(306)
SA-008 [9/97] PP11/97